Notes to the consolidated statements of income (Tables)	3 Months Ended
Mar. 31, 2023
Notes to the consolidated statements of income
Schedule of revenue

Revenue

in € THOUS

	For the three months ended March 31, 2023
	Revenue from	Revenue from
	contracts with	insurance	Revenue from
	customers	contracts	lease contracts	Total

Health care services	3,572,335	140,396	—	3,712,731
Health care products	976,569	—	14,918	991,487
Total	4,548,904	140,396	14,918	4,704,218

	For the three months ended March 31, 2022
	Revenue from	Revenue from
	contracts with	insurance	Revenue from
	customers	contracts	lease contracts	Total

Health care services	3,492,515	114,292	—	3,606,807
Health care products	911,982	—	29,580	941,562
Total	4,404,497	114,292	29,580	4,548,369

Schedule of disaggregation of revenue by categories

Disaggregation of revenue by categories

in € THOUS

	For the three months ended March 31,
	2023	2022
Care Delivery
US	3,002,715	2,929,938
International	752,832	717,451
Total (1)	3,755,547	3,647,389

Care Enablement
Total (including inter-segment revenues) (1)	1,310,529	1,267,269
Inter-segment eliminations	(361,858)	(366,289)
Total Care Enablement revenue external customers	948,671	900,980
Total	4,704,218	4,548,369

(1)	For further information on segment revenues, see note 12.

Schedule of reconciliation of basic and diluted earnings per share

Reconciliation of basic and diluted earnings per share

in € THOUS, except share and per share data

	For the three months ended
	March 31,
	2023	2022
Numerator:
Net income attributable to shareholders of FMC AG & Co. KGaA	86,362	157,361

Denominators:
Weighted average number of shares outstanding	293,413,449	293,007,109
Potentially dilutive shares	—	71,206

Basic earnings per share	0.29	0.54
Diluted earnings per share	0.29	0.54